Segment Information - Schedule of Geographic Data (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	$ 393,522	$ 260,372	$ 298,429
Assets	5,325,601	4,367,677	4,083,987
FLNG Hilli and FLNG Gimi
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	366,724	224,959	245,418
Assets	2,910,949	1,168,629	1,256,193
Cameroon | FLNG Hilli and FLNG Gimi
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	226,794	224,959	245,418
Assets	1,024,861	1,168,629	1,256,193
Mauritania and Senegal | FLNG Hilli and FLNG Gimi
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	139,930	0	0
Assets	$ 1,886,088	$ 0	$ 0